Condensed Consolidating Financial Information Schedule of adjustments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of adjustments [Line Items]
Net income									$ 189,390	$ 420,231	$ 47,607
Income from continuing operations, net of tax	$ 82,073	$ 23,157	$ 27,692	$ 35,076	$ 10,581	$ 164,197	$ 11,257	$ 21,666	167,998	207,701	11,068
Total assets	4,685,930				4,670,751				4,685,930	4,670,751
Net cash from operating activities									422,551	300,339	326,674
Boyd
Schedule of adjustments [Line Items]
Net income									189,390	420,231	47,607
Income from continuing operations, net of tax									189,390	420,231	47,607
Total assets	5,095,354				4,668,856				5,095,354	4,668,856
Net cash from operating activities									(82,632)	(86,502)	102,080
Guarantor Subsidiaries
Schedule of adjustments [Line Items]
Net income									315,371	252,689	186,865
Income from continuing operations, net of tax									315,371	253,588	186,325
Total assets	5,959,550				5,712,461				5,959,550	5,712,461
Net cash from operating activities									532,515	502,815	249,822
Non-Guarantor Subsidiaries (100% Owned)
Schedule of adjustments [Line Items]
Net income									(7,272)	(18,373)	(17,648)
Income from continuing operations, net of tax									(7,272)	(18,373)	(17,648)
Total assets	123,867				69,606				123,867	69,606
Net cash from operating activities									(15,628)	7,234	(12,131)
Non-Guarantor Subsidiaries (Not 100% Owned)
Schedule of adjustments [Line Items]
Net income									0	0	(76)
Income from continuing operations, net of tax									0	0	(76)
Total assets	$ 0				$ 0				0	0
Net cash from operating activities									$ 254	$ 0	$ (76)